Summary of Significant Accounting Policies (Tables)	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020
Schedule of Stock-based Compensation Expense

The following table presents details of total stock-based compensation expense that is included in each functional line item on our condensed consolidated statements of operations:

	Three months ended
	April 3, 2021	March 28, 2020
Cost of commercial product revenues	$-	$1,000
Research and development	-	2,000
Selling, general and administrative	-	18,000
Total stock-based compensation expense	$-	$21,000

The following table presents details of total stock-based compensation expense that is included in each functional line item on our consolidated statements of operations:

	2020	2019	2018
Cost of Commercial product revenues	$3,000	$3,000	$3,000
Research and development	9,000	10,000	12,000
Selling, general and administrative	68,000	74,000	69,000
	$80,000	$87,000	$84,000

Allied Integral United Inc [Member]
Schedule of Allowance for Doubtful Accounts

The Company’s allowance for doubtful accounts consists of the following:

Allowance for Doubtful Accounts	Balance at Beginning of Period	Provision for Doubtful Accounts	Write-offs	Balance at End of Period
December 31, 2020	63,895	68,911	(63,895)	68,911
March 31, 2021	68,911	275,652	(68,911)	275,652

The Company’s allowance for doubtful accounts consists of the following:

Allowance for Doubtful Accounts	Balance at Beginning of Period	Provision for Doubtful Accounts	Write-offs	Balance at End of Period
December 31, 2019	53,597	63,895	(53,597)	63,895
December 31, 2020	63,895	68,911	(63,895)	68,911

Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost and depreciated using the straight-line basis over their estimated useful lives, which are typically as follows:

Asset Class	Estimated Useful Life (in years)
Buildings	39
Building improvements	39
Equipment	7
Computer equipment and software	5
Furniture and fixtures	7

Property and equipment are recorded at cost and depreciated using the straight-line basis over their estimated useful lives, which are typically as follows:

Asset Class	Estimated Useful Life (in years)
Buildings	39
Building improvements	39
Equipment	7
Computer equipment and software	5
Furniture and fixtures	7

Schedule of Revenue from Contracts with Customers

Below is a table that shows the breakdown by percent of revenues related to contracts with residents versus resident fees for support or ancillary services.

	For the three months ended March 31,
	2021	%	2020	%
Revenue from contracts with customers:
Resident rent - over time	$3,624,139	96.8%	$3,266,917	96.4%
Amenities and conveniences - point in time	119,922	3.2%	120,932	3.6%
Total revenue from contracts with customers	$3,744,061	100.00%	$3,387,849	100.00%

Below is a table that shows the breakdown by percent of revenues related to contracts with residents versus resident fees for support or ancillary services.

	For the years ended December 31,
	2020	%	2019	%
Revenue from contracts with customers:
Resident rent - over time	$12,287,423	97.1%	$12,201,291	97.6%
Amenities and conveniences - point in time	368,104	2.9%	297,828	2.4%
Total revenue from contracts with customers	12,655,527	100%	12,499,119	100%

Schedule of Disaggregated Revenue

The following table presents revenue disaggregated by type of contract:

	For the three months ended March 31,
	2021	2020
Revenue from contracts with customers:
Resident rent	$3,413,311	$2,819,894
Ancillary	203,328	491,632
Assisted living	119,922	67,814
Move-in fees	7,500	8,509
Total revenue from contracts with customers	3,744,061	3,387,849
Total revenues	$3,744,061	$3,387,849

The following table presents revenue disaggregated by type of contract:

	For the years ended December 31,
	2020	2019
Revenue from contracts with customers:
Resident rent	$11,961,108	$11,821,407
Ancillary	368,104	297,828
Assisted living	279,556	258,105
Move-in fees	46,759	121,779
Total revenue from contracts with customers	12,655,527	12,499,119
Total revenues	$12,655,527	$12,499,119